Stock-Based Compensation - Summary of Stock Option Activity and Related Information (Detail) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Option Outstanding
Beginning Balance (in shares) | shares	3.1 [1]
Granted (in shares) | shares	0.0
Exercised (in shares) | shares	(0.2)
Forfeited (in shares) | shares	0.0
Ending Balance (in shares) | shares	2.9
Exercisable at end of period (in shares) | shares	2.7
Weighted Average Exercise price
Beginning Balance (in dollars per share) | $ / shares	$ 14.80
Granted (in dollars per share) | $ / shares	0.00
Exercised (in dollars per share) | $ / shares	10.33
Forfeited (in dollars per share) | $ / shares	0.00
Ending Balance (in dollars per share) | $ / shares	15.07
Exercisable at end of period (in dollars per share) | $ / shares	$ 14.75
Aggregate Intrinsic value
Beginning Balance | $	$ 2
Ending Balance | $	0
Exercisable at end of period | $	$ 0

[1]	Includes approximately 137 thousand shares held by Williams' employees at a weighted average price of $10.64 per share at December 31, 2014.